Acquisition of Environmental Turf Services - Schedule of Business Acquisition, Pro Forma Unaudited Operating Results of EnviroTurf (Details)	6 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Business Combinations [Abstract]
Revenues	$ 1,826,215
Net loss	$ (1,101,947)
Loss per common share - basic and dilutive | $ / shares	$ (0.04)
Weighted average shares outstanding - basic and dilutive | shares	25,106,473